Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	ROYCE CAPITAL FUND
Central Index Key	0001006387
Amendment Flag	false
Document Creation Date	Apr. 30, 2014
Document Effective Date	May 01, 2014
Prospectus Date	May 01, 2014
Royce Capital Fund - Micro-Cap Portfolio | Investment Class
Risk/Return:
Trading Symbol	RCMCX
Royce Capital Fund - Micro-Cap Portfolio | Service Class
Risk/Return:
Trading Symbol	RCMSX
Royce Capital Fund - Small-Cap Portfolio | Investment Class
Risk/Return:
Trading Symbol	RCPFX
Royce Capital Fund - Small-Cap Portfolio | Service Class
Risk/Return:
Trading Symbol	RCSSX